Asset Retirement Obligations - Schedule of Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Asset Retirement Obligation, Roll Forward Analysis
Balance, beginning of year	$ 500.6	$ 88.3
Obligations acquired (note 3)	0.0	399.1
New obligations	7.0	3.3
Obligations settled	(2.5)	(4.2)
Disposals	(6.2)	(1.6)
Revision in estimated cash flow	(128.5)	3.8
Accretion expense	18.9	12.3
Foreign exchange translation	(20.7)	20.3
Reclassified to liabilities associated with assets held for sale (note 5)	(0.2)	(10.8)
Total	368.4	510.5
Less current portion (included in accounts payable and accrued liabilities)	(6.4)	(9.9)
Balance, end of year	$ 362.0	$ 500.6